INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2011
Securities Financing Transactions Disclosures [Abstract]
Initial Public Offering [Text Block]

NOTE C — INITIAL PUBLIC OFFERING

Between December 15, 2010 and January 25, 2011, the Company sold to the public 2,295,500 units (including 95,500 units sold pursuant to the over-allotment option) at $10.00 per unit (“Units”). Each Unit consists of one ordinary share of the Company, no par value, and one warrant to purchase one ordinary share (“Warrant”). Each warrant entitles the holder to purchase one ordinary share at a price of $11.00. Each warrant will become exercisable on the later of (i) 30 days after the Company’s completion of a Business Transaction or (ii) one year from December 9, 2010, the date of the prospectus for the Offering, and will expire five years from the date of the Company’s initial Business Transaction, or earlier upon redemption or liquidation.  If the Company is unable to deliver registered ordinary shares to the holder upon exercise of Warrants during the exercise period, there will be no cash settlement of the Warrants and the Warrants will expire worthless.

The Warrants will be redeemable by the Company at a price of $0.01 per Warrant upon 30 days prior notice after the Warrants become exercisable, only in the event that the volume weighted average price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given.